Huntington Asset Services, Inc.
2960 N. Meridian St. Ste. 300
Indianapolis, IN 46208

December 18, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Huntington Funds (the “Trust”)

File Nos. 33-11905; 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to the Huntington Funds listed below; and (ii) the text of Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 13, 2013, with an effective date of December 13, 2013, with regard to the following Huntington Funds:

•	Huntington Dividend Capture Fund, and

•	Huntington Situs Fund,

Any questions or comments with respect to this filing may be directed to the undersigned at (513) 366-3071.

Very truly yours,

/s/ Jay S. Fitton
Jay S. Fitton
Secretary

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.